Average Annual Total Returns - Legg Mason Low Volatility High Dividend ETF	Mar. 01, 2021
QS Low Volatility High Dividend Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	(1.10%)
5 Years	9.45%
Since Inception	9.23%
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	20.89%
5 Years	15.43%
Since Inception	15.25%
Legg Mason Low Volatility High Dividend ETF
Average Annual Return:
1 Year	(1.11%)
5 Years	9.19%
Since Inception	8.98%
Inception Date	Dec. 28, 2015
Legg Mason Low Volatility High Dividend ETF | Return after taxes on distributions
Average Annual Return:
1 Year	(1.97%)
5 Years	8.22%
Since Inception	8.02%
Legg Mason Low Volatility High Dividend ETF | Return after taxes on distributions and sale of fund shares
Average Annual Return:
1 Year	(0.19%)
5 Years	7.06%
Since Inception	6.89%